Leases - Summary of Carrying Amounts of The Right-of-use Assets and Movements (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Right-of-Use Assets [Roll Forward]
Beginning balance	$ 55,590
Additions	26,206
Disposals	0
Exchange realignment	384
Depreciation of right-of-use assets	(3,683)
Ending balance	$ 78,497